Label	Element	Value
T. Rowe Price U.S. Treasury Long-Term Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Long-Term Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income consistent with maximum credit protection.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to track the investment returns of its benchmark index, the Bloomberg U.S. Long Treasury Bond Index (Index). Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The remainder of the portfolio may be invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity will normally exceed 10 years, and it will vary consistent with the weighted average maturity of the Index. As of July 31, 2023, the fund’s weighted average maturity was 23.18 years.

The Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. To be eligible for inclusion in the Index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have 10 years or more remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of July 31, 2023, there were 76 securities in the Index.

The adviser does not attempt to fully replicate the Index for the fund by holding each of the bonds represented in the Index. The portfolio will be structured to maintain an investment and risk profile, and overall characteristics, similar to the Index. However, the adviser seeks to closely track the returns of the Index and more efficiently replicate the key risk factors of the Index (such as maturity, duration, and credit quality) by attempting to capitalize on market inefficiencies through structural portfolio positioning and making small tactical bets on inflation, duration, and yield curve positioning. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury Inflation Protected Securities.

The fund may use a variety of derivatives, such as futures, options, and swaps, for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and U.S. Treasury futures, and options on those instruments, to manage duration and tactically gain or limit exposure to certain areas of the markets.

The fund buys and sells U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury securities, help realign the portfolio with the Index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the fund. Investments in U.S. Treasury futures will be counted toward the fund’s 80% investment policies. Interest rate futures are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration.

The fund’s other investments may include the following:

• Securities backed by the full faith and credit of the U.S. government (including, but not limited to, securities issued by Government National Mortgage Association and other government agencies and certain corporate debt securities guaranteed by U.S. government agencies); and

• Shares of a T. Rowe Price internal money market fund or short-term bond fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. While U.S. government-backed securities generally are considered to be among the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on U.S. Treasury securities but does not guarantee their price. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Interest rates: The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Index investing: Because the fund is managed to track the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or the outlook for interest rates and U.S. Treasury securities.

Tracking error: The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund does not attempt to fully replicate its benchmark index, which increases the potential for the fund’s performance to deviate from that of its index.

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. The fund should have relatively low credit risk because it invests only in securities backed by the U.S. government and other investments involving such securities.

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/23 was 3.36%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	21.43%	Worst Quarter	3/31/21	-13.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price U.S. Treasury Long-Term Index Fund | Bloomberg U.S. Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price U.S. Treasury Long-Term Index Fund | Bloomberg U.S. Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)	[1]
T. Rowe Price U.S. Treasury Long-Term Index Fund | Bloomberg U.S. Long Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.26%)
5 Years	rr_AverageAnnualReturnYear05	(2.20%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(14.18%)	[2]
T. Rowe Price U.S. Treasury Long-Term Index Fund | Lipper General U.S. Treasury Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General U.S. Treasury Funds Average
T. Rowe Price U.S. Treasury Long-Term Index Fund | Lipper General U.S. Treasury Funds Average
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(0.66%)	[3]
T. Rowe Price U.S. Treasury Long-Term Index Fund | Lipper General U.S. Treasury Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.59%)
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
10 Years	rr_AverageAnnualReturnYear10	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.72%)	[4]
T. Rowe Price U.S. Treasury Long-Term Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[5]
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.39%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.29%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	105
5 Years	rr_ExpenseExampleYear05	198
10 Years	rr_ExpenseExampleYear10	$ 473
Annual Return 2013	rr_AnnualReturn2013	(13.22%)
Annual Return 2014	rr_AnnualReturn2014	23.60%
Annual Return 2015	rr_AnnualReturn2015	(1.89%)
Annual Return 2016	rr_AnnualReturn2016	0.71%
Annual Return 2017	rr_AnnualReturn2017	8.22%
Annual Return 2018	rr_AnnualReturn2018	(1.87%)
Annual Return 2019	rr_AnnualReturn2019	14.06%
Annual Return 2020	rr_AnnualReturn2020	18.23%
Annual Return 2021	rr_AnnualReturn2021	(5.25%)
Annual Return 2022	rr_AnnualReturn2022	(30.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.36%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.31%)
1 Year	rr_AverageAnnualReturnYear01	(30.00%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 1989
T. Rowe Price U.S. Treasury Long-Term Index Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(30.70%)
5 Years	rr_AverageAnnualReturnYear05	(4.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.79%)
T. Rowe Price U.S. Treasury Long-Term Index Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.25%)
10 Years	rr_AverageAnnualReturnYear10	(0.35%)
T. Rowe Price U.S. Treasury Long-Term Index Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.10%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
1 Year	rr_AverageAnnualReturnYear01	(29.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
T. Rowe Price U.S. Treasury Long-Term Index Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.07%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[7]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	(29.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020

[1]	Return since 5/3/17.
[2]	Return since 3/16/20.
[3]	Return since 4/30/17.
[4]	Return since 3/31/20.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.29%. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.29%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[7]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.